Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill
Beginning Balance	¥ 65,481		¥ 65,481
Ending Balance	65,481	$ 8,971	65,481
Meituan on-demand delivery
Goodwill
Beginning Balance	11,194		11,194
Ending Balance	11,194	1,534	11,194
Eleme on- demand delivery
Goodwill
Beginning Balance	9,819		9,819
Ending Balance	9,819	1,345	9,819
B&B solution
Goodwill
Beginning Balance	4,613		4,613
Ending Balance	4,613	632	4,613
Housekeeping solution
Goodwill
Beginning Balance	36,245		36,245
Ending Balance	36,245	4,965	36,245
Ride-hailing solution services
Goodwill
Beginning Balance	3,610		3,610
Ending Balance	¥ 3,610	$ 495	¥ 3,610